Note 5. Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Stockholders' Equity

Preferred Stock

On March 26, 2012, the Company filed a Certificate of Amendment to the Certificate of Designation for the Series A and B Convertible Preferred Stock (the “Amendment”).  Under the terms of the Amendment, the Series A and Series B Designations were removed.  As a result, at March 31, 2012, the Company has 30,000,000 shares of Preferred Stock authorized, with no shares designated, issued, or outstanding.  On June 29, 2012, the shareholders of the Company approved a reduction in the par value of the Preferred Stock from $1.00 per share to $0.001 per share, which became effective on July 16, 2012.

Common Stock

As discussed in Note 3, the Company issued 70,000 shares of common stock with a value of $140,000 to the former shareholders of SECCS on January 4, 2012 as part of the consideration given for the purchase of assets obtained from SECCS.

Restricted Common Stock

On April 2, 2012, the Company issued grants for a total of 95,000 restricted shares of the Company’s common stock (the “Awards”) to its executive officers and certain other employees.  The Awards vest over periods up to two years as stated in the Award Agreements, and will accelerate in the event of a Corporate Transaction, as such term is defined in the Award Agreements. In the event a grantee’s relationship with the Company is terminated for any reason, vesting will immediately cease. These Awards are not part of the 2010 Equity Incentive Plan.

Dividends

The Company paid cash dividends of $270,590 to holders of shares of common stock during the year ended December 31, 2012.   The Company has paid cash dividends to holders of common stock during the nine months ended September 30, 2013 of $117,286.

On October 31, 2011, the Company effected a one-for-ten reverse stock split to shareholders of record as of October 31, 2011.  All share and per share information has been retroactively adjusted to reflect the stock split. The number of shares of the Company's common stock and its par value remain unchanged. Outstanding stock incentive awards are adjusted to give effect to the reverse split and the shares available for future grants will be proportionately reduced.

On March 26, 2012, the Company filed a Certificate of Amendment to the Certificate of Designation for the Series A and B Convertible Preferred Stock (the “Amendment”).  Under the terms of the Amendment, the Series A and Series B Designations were removed.  As a result, at December 31, 2012, the Company has 30,000,000 shares of Preferred Stock authorized, with no shares designated, issued, or outstanding.  On June 29, 2012, the shareholders of the Company approved a reduction in the par value of the Preferred Stock from $1.00 per share to $0.001 per share, which became effective on July 16, 2012.

The Company paid cash dividends of $270,590 to holders of shares of common stock during the year ended December 31, 2012.  No dividends were paid during the year ended December 31, 2011.

During years ended December 31, 2012 and 2011, changes in the shares of our common stock outstanding are as follows:

	Year ended December 31, 2012	Year ended December 31, 2011
Balance at beginning of year	1,752,175	1,768,531
Repurchase and retirement of shares (1)	—	(16,356)
Issuance of common stock for services (2)	95,000	—
Issuance of shares for acquisition of customer list from SECCS (3)	70,000	—
Shares issued upon exercise of stock options	20,154	—
Balance at end of year	1,937,329	1,752,175

1.	Repurchase and retirement of treasury shares:

Year ended December 31, 2011

·	During the year ended December 2011, the Company purchased a total of 16,356 shares from shareholders in both private transactions and in the open market for proceeds of $36,545.

2.	Shares issued for services for services:

Year ended December 31, 2012

·	On April 2, 2012, the Company issued grants for a total of 95,000 restricted shares of the Company’s common stock (the “Awards”) to its executive officers and certain other employees. The Awards vest over periods up to two years as stated in the Award Agreements, and will accelerate in the event of a Corporate Transaction, as such term is defined in the Award Agreements. In the event a grantee’s relationship with the Company is terminated for any reason, vesting will immediately cease. These Awards are not part of the 2010 Equity Incentive Plan.

3.	Issuance of shares for acquisition of customer list of SECCS.

Year ending December 31, 2012

·	As discussed in Note 4, the Company issued 70,000 shares of common stock with a value of $140,000 to the former shareholders of SECCS on January 4, 2012 as part of the consideration given for the purchase of assets obtained from SECCS.